Financial Instruments - Exposure to Credit Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Cash and short-term investments	$ 120,564	$ 138,510	$ 175,953
Short-term investments	117,776	74,004
Credit risk [member]
Disclosure of credit risk exposure [line items]
Cash and short-term investments	120,564	138,510
Trade accounts receivable	66,230	40,803
Supplier advances	3,391	14,370
Royalty receivable	121	105
Employee loans	$ 392	$ 312